Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The subsidiaries’ assets and liabilities at date of acquisition:
Working capital (excluding cash)			$ 648
Property and equipment			(2,192)
Customer relationships			(307)
Deferred taxes liability			60
Goodwill			(160)
Non-controlling interests			318
Assets and liabilities at date of acquisition			(1,633)
Conversion of convertible loans			1,647
Acquisition of initially consolidated subsidiary, Total			14
(b) Significant non-cash transactions:
Conversion of debentures into share capital		$ 1,507
Issue of share capital			10
Registration of warrants		464
Unpaid issue expenses		$ 116	$ 30